Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Lease Expense	The components of lease expense were as follows:
	March 31, 2024	March 31, 2023
Operating lease cost	$226,489	$413,445

Weighted Average Remaining Lease Term (Months)
Operating leases	17	26

Weighted Average Discount Rate
Operating leases	4.75%	4.75%

Operating leases Right-of-use assets	$341,895	$391,189
Operating Lease liabilities	$333,258	$413,445

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities were as follows:
Twelve months ending March 31,
2025	$233,569
2026	108,574
2027	2,770
Total Lease Payments	344,913
Less Imputed Interest	(11,655)
Total	$333,258